                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-9142

                         THE NAVELLIER PERFORMANCE FUNDS
                          One East Liberty, Third Floor
                                Reno Nevada 89501
                                 1-800-887-8671

                               Agent for Service:
                                SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111

Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End:  December 31, 2006

Date of Reporting Period:  December 31, 2006

Item 1.  Reports to Stockholders

                          NAVELLIER PERFORMANCE FUNDS


                               2006 ANNUAL REPORT



                                                  Mid Cap Growth Portfolio
                                                  Aggressive Micro Cap Portfolio
                                                  Fundamental 'A' Portfolio


                                   [GRAPHIC]




                                                                     [NAVELLIER
                                                     Calculated Investing Logo]

                                                ANNUAL REPORT, December 31, 2006
                                                     NAVELLIER PERFORMANCE FUNDS
                                                   One East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------


Dear Shareholder,

       Many of the stocks in our portfolios finished the year on a strong note, especially the smaller capitalization accounts, thanks to an early "January effect," when micro and small capitalization stocks naturally surge on rising trading volume. New pension funding tends to make January one of the highest months in trading volume. Additionally, fourth quarter earnings were expected to have an impressive effect, since they would represent the 19th quarter in a row of double-digit earnings growth for the S&P 500. New pension funding usually persists through April 15th, so the stock market will likely benefit from significant inflows for the next few months.

       Ironically, the stock market was not that focused on earnings for much of 2006, especially as bond yields fell and many investors chased high dividend yielding stocks. Significantly, for the past three years, international mutual funds outsold domestic funds by more than 3 to 1. Due to Sarbanes-Oxley, the number of international stocks trading in the U.S. has fallen, yet this is where the bulk of the money is flowing.

       As the Navellier methodology has an intentional bias toward stocks of exceptionally high quality, when the market tilts toward favoring more speculative stocks, the portfolios' performance will suffer. Our domestic equity portfolios underperformed, but we believe that our investors would not want us to compromise our methods to take advantage of short-lived market anomalies. The Mid Cap Growth Portfolio returned 5.17% for the year, versus 10.66% for the Russell Mid Cap Growth Index. The Aggressive Micro Cap Portfolio returned 9.84%, versus 13.35% for the Russell 2000 Growth and the Fundamental 'A' Portfolio returned 7.17% versus 15.72% for the Russell Growth Index. We encourage our clients to have patience as historically typical market relationships begin to reassert





(MID CAP GROWTH PORTFOLIO LINE GRAPH)

                          AGGRESSIVE MICRO    RUSSELL 2000
                                 CAP             GROWTH       RUSSELL 2000
                          ----------------    ------------    ------------


3/17/97                       10000.00          10000.00        10000.00
6/30/97                       11432.00          11168.00        11146.00
12/31/97                      13276.00          11988.00        12377.00
6/30/98                       14090.00          12642.00        12987.00
12/31/98                      13289.00          12135.00        12062.00
6/30/99                       13856.00          13691.00        13181.00
12/31/99                      15254.00          17364.00        14626.00
6/30/00                       23288.00          17578.00        15071.00
12/31/00                      18888.00          13470.00        14185.00
6/30/01                       17246.00          13475.00        15156.00
12/31/01                      16141.00          12228.00        14536.00
6/30/02                       16714.00          10106.00        13853.00
12/31/02                      12480.00           8526.00        11559.00
6/30/03                       13912.00          10175.00        13626.00
12/31/03                      17553.00          12665.00        17021.00
6/30/04                       18140.00          13385.00        18172.00
12/31/04                      19209.00          14477.00        20140.00
6/30/05                       18287.00          13958.00        19888.00
12/31/05                      19887.00          15079.00        21056.00
6/30/06                       20795.00          15994.00        22784.00
12/31/06                      21843.00          17091.00        24922.00




                    MID CAP GROWTH PORTFOLIO - REGULAR CLASS



     TOTAL RETURNS                    RUSSELL    RUSSELL
   FOR PERIODS ENDED                  MID CAP      2000
   DECEMBER 31, 2006*        FUND      GROWTH     GROWTH
-----------------------    -------    -------    -------

One Year                     5.17%     10.66%     13.35%
Annualized Five Year         6.48%      8.22%      6.93%
Annualized Ten Year         12.77%      8.62%      4.88%
Value of a $10,000
 investment over Ten
 Years                     $33,248    $22,851    $16,103

* The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
  Past performance is not predictive of future performance.







(AGGRESSIVE MICRO CAP PORTFOLIO LINE GRAPH)

                                                  AGGRESSIVE MICRO    RUSSELL 2000
                                                         CAP             GROWTH       RUSSELL 2000
                                                  ----------------    ------------    ------------


3/17/97                                               10000.00          10000.00        10000.00
6/30/97                                               11432.00          11168.00        11146.00
12/31/97                                              13276.00          11988.00        12377.00
6/30/98                                               14090.00          12642.00        12987.00
12/31/98                                              13289.00          12135.00        12062.00
6/30/99                                               13856.00          13691.00        13181.00
12/31/99                                              15254.00          17364.00        14626.00
6/30/00                                               23288.00          17578.00        15071.00
12/31/00                                              18888.00          13470.00        14185.00
6/30/01                                               17246.00          13475.00        15156.00
12/31/01                                              16141.00          12228.00        14536.00
6/30/02                                               16714.00          10106.00        13853.00
12/31/02                                              12480.00           8526.00        11559.00
6/30/03                                               13912.00          10175.00        13626.00
12/31/03                                              17553.00          12665.00        17021.00
6/30/04                                               18140.00          13385.00        18172.00
12/31/04                                              19209.00          14477.00        20140.00
6/30/05                                               18287.00          13958.00        19888.00
12/31/05                                              19887.00          15079.00        21056.00
6/30/06                                               20795.00          15994.00        22784.00
12/31/06                                              21843.00          17091.00        24922.00




                         AGGRESSIVE MICRO CAP PORTFOLIO



     TOTAL RETURNS                    RUSSELL
   FOR PERIODS ENDED                    2000     RUSSELL
   DECEMBER 31, 2006*        FUND      GROWTH      2000
-----------------------    -------    -------    -------

One Year                     9.84%     13.35%     18.37%
Annualized Five Year         6.24%      6.93%     11.39%
Annualized Since
  Inception**                8.31%      5.62%      9.77%
Value of a $10,000
  investment over Life
  of Fund**                $21,843    $17,091    $24,922

* The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
  Past performance is not predictive of future performance.
**Inception March 17, 1997

themselves in 2007. Since bond yields have risen slightly, Wall Street is likely to focus on earnings growth. As always, the odds are in our favor with our respective growth portfolios. For example, the average stock in our Fundamental 'A' Portfolio has an incredibly strong 67% average sales growth, as well as a stunning 209% average earnings growth rate in the past four quarters.

       Representing about 70% of the U.S. economy, consumer spending is now driving it, and the recent surge in consumer confidence paints an optimistic outlook, although some of the remaining components, the manufacturing and housing sectors, are still ebbing. Now that inflation (based on the CPI and PCE) has essentially evaporated, the Fed might cut key interest rates in the upcoming months. The dramatic decline in crude oil prices since the start of the year is also a good sign. Fed Chairman Bernanke has earned Wall Street's respect by successfully engineering a "soft" economic landing. Bernanke is definitely a pro-growth Fed Chairman, so a rate cut is becoming increasingly likely in the upcoming months.

       Some of our strongest years have been 1987 (until October), 1991, 1995, 1999, and 2003, so we are quite optimistic about the overall stock market and especially our growth portfolios in 2007. The mainstream news media are usually less critical of an incumbent President, probably the best theory why the stock market tends to perform so well every four years during the third year of a Presidential term. Many investors are keenly aware of this cycle and are returning to the stock market, especially as alternative investments in commodities and real estate falter. Stocks remain grossly undervalued relative to bonds, so we believe that investors will likely continue to return to the stock market in 2007.



(Navellier Line Graph -- Fundamental A Portfolio)

                                  FUNDAMENTAL A    RUSSELL 3000
                                  -------------    ------------


5/02/05                              10000.00        10000.00
5/31/05                              10200.00        10326.00
6/30/05                              10630.00        10398.00
7/31/05                              11320.00        10825.00
8/31/05                              11470.00        10722.00
9/30/05                              11830.00        10815.00
10/31/05                             11330.00        10613.00
11/30/05                             12130.00        11027.00
12/31/05                             11865.00        11037.00
6/30/06                              13227.00        11393.00
12/31/06                             12716.00        12773.00




                            FUNDAMENTAL 'A' PORTFOLIO



                  TOTAL RETURNS
                FOR PERIODS ENDED                               RUSSELL
                DECEMBER 31, 2006*                     FUND       3000
-------------------------------------------------    -------    -------

One Year                                               7.17%     15.72%
Since Inception**                                     15.52%     15.80%
Value of a $10,000 investment over Life of Fund**    $12,716    $12,773

* The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not predictive of future performance.
**Inception May 2, 2005

       We have been in a very defensive, value-oriented stock market for the past seven years. Clearly, the U.S. economy is accelerating again, thanks to strong, confident consumers. Hedge funds are also turning to the stock market to help boost their respective returns. Growth stocks, such as those in our portfolios, are expected to shine this year.

       The corporate earnings environment remains strong, and price-to-earnings ratios remain extremely low relative to interest rates and by many historical standards. In our opinion, since growth stocks are at their best valuations in over a decade, the stock market has a lot of upside potential without much downside risk. International stocks also remain very hot. An accommodative Fed may also provide the U.S. economy with an additional boost in the upcoming months, especially if inflation news remains positive. Overall, we are very optimistic about the outlook for 2007.

       We encourage you to visit our new website at www.navellier.com for regular updates on the funds and for our free weekly market commentary, Marketmail.

Sincerely,

-s- Louis G. Navellier
LOUIS G. NAVELLIER
Chief Investment Officer/CEO


-s- Michael J. Borgen
MICHAEL J. BORGEN
Portfolio Manager

-s- Arjen Kuyper
ARJEN KUYPER
President/COO

-s- Shawn Price
SHAWN PRICE
Portfolio Manager

                                                     NAVELLIER PERFORMANCE FUNDS

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2006

MID CAP GROWTH PORTFOLIO


(SECTOR WEIGHTINGS GRAPH)



Financial
  Services
  9.0%           9.00
Computer
  Software &
  Services
  8.2%           8.20
Oil/Gas  6.5%    6.50
Semiconducto-
  rs  5.6%       5.60
Retail  5.3%     5.30
Consumer
  Products &
  Services
  5.2%           5.20
Software &
  Programming
  4.5%           4.50
Telecommunic-
  ations
  Equipment &
  Services
  4.5%           4.50
Electronics
  4.0%           4.00
Electronic
  Instruments
  & Controls
  3.8%           3.80
Producer
  Manufactur-
  ing  3.6%      3.60
Pharmaceutic-
  als  3.6%      3.60
Medical
  Equipment &
  Supplies
  3.4%           3.40
Business
  Services
  3.3%           3.30
Healthcare
  Products &
  Services
  3.1%           3.10
Recreational
  Activities
  2.5%           2.50
Internet
  Software
  Services
  2.2%           2.20
Iron & Steel
  2.2%           2.20
Aerospace /
  Defense
  2.1%           2.10
Waste
  Management
  2.0%           2.00
Gold Mining
  1.7%           1.70
Personal
  Services
  1.6%           1.60
Miscellaneous
  Fabricated
  Products
  1.4%           1.40
Energy  1.4%     1.40
Steel  1.3%      1.30
Utilities
  1.2%           1.20
Communicatio-
  ns
  Equipment &
  Services
  1.2%           1.20
Apparel  1.1%    1.10
Producer
  Durables
  1.1%           1.10
Real Estate
  Investment
  Trust  1.1%    1.10
Insurance
  1.1%           1.10
Correctional
  Institu-
  tions  1.0%    1.00
Short-Term
  Investments
  0.2%           0.20






--------------------------------------------------------------------------
  Shares                                                      Market Value
--------------------------------------------------------------------------


COMMON STOCKS -- 99.9%

AEROSPACE/DEFENSE -- 2.1%
   68,500   Rockwell Collins                                 $ $4,335,365
                                                             ------------

APPAREL -- 1.1%
   28,300   VF Corp.                                            2,322,864
                                                             ------------

BUSINESS SERVICES -- 3.3%
   94,200   Convergys Corporation*                              2,240,076
   31,500   Manpower, Inc.                                      2,360,295
   27,800   The Corporate Executive Board Co.                   2,438,060
                                                             ------------
                                                                7,038,431
                                                             ------------

COMMUNICATIONS EQUIPMENT & SERVICES -- 1.2%
   65,257   American Tower Corp. -- Class A*                    2,432,781
                                                             ------------

COMPUTER SOFTWARE & SERVICES -- 8.1%
  138,500   BEA Systems, Inc.*                                  1,742,330
   53,600   FactSet Research Systems, Inc.                      3,027,328
   90,800   Intuit, Inc.*                                       2,770,308
   34,000   Lexmark International Group, Inc. -- Class
              A*                                                2,488,800
  376,500   Nuance Communications, Inc.*                        4,314,689
  144,700   Western Digital Corp.*                              2,960,562
                                                             ------------
                                                               17,304,017
                                                             ------------

CONSUMER PRODUCTS & SERVICES -- 5.3%
   88,800   Alberto-Culver Co.                                  1,904,760
   74,600   Bemis Company, Inc.                                 2,534,908
  127,900   CB Richard Ellis Group, Inc.*                       4,246,280
   82,500   Newell Rubbermaid, Inc.                             2,388,375
                                                             ------------
                                                               11,074,323
                                                             ------------

CORRECTIONAL INSTITUTIONS -- 1.1%
   48,900   Corrections Corporation of America*                 2,211,747
                                                             ------------

ELECTRONIC INSTRUMENTS & CONTROLS -- 3.8%
   44,800   Amphenol Corp. -- Class A                           2,781,184
   73,100   Applera Corp. -- Applied Biosystems Group           2,682,039
   43,500   Lincoln Electric Holdings, Inc.                     2,628,270
                                                             ------------
                                                                8,091,493
                                                             ------------

ELECTRONICS -- 4.1%
   85,300   Hasbro, Inc.                                        2,324,425
   77,100   International Game Technology                       3,562,020
  116,700   Mattel, Inc.                                        2,644,422
                                                             ------------
                                                                8,530,867
                                                             ------------

ENERGY -- 1.4%
   41,700   Constellation Energy Group                          2,871,879
                                                             ------------

FINANCIAL SERVICES -- 9.0%
   41,900   Ameriprise Financial, Inc.                          2,283,550
    9,125   Chicago Mercantile Exchange Holdings, Inc.          4,651,468
  190,700   Hudson City Bancorp, Inc.                           2,646,916
   39,000   International Securities Exchange Holdings,
              Inc.                                              1,824,810
   27,200   Jones Lang LaSalle, Inc.                            2,507,024
   61,800   T. Rowe Price Group, Inc.                           2,704,986
   45,300   The First Marblehead Corp.                          2,475,645
                                                             ------------
                                                               19,094,399
                                                             ------------

GOLD MINING -- 1.7%
  128,300   Goldcorp, Inc.                                      3,648,852
                                                             ------------

HEALTHCARE PRODUCTS & SERVICES -- 3.1%
   44,800   Covance, Inc.*                                      2,639,168
   55,300   WellCare Health Plans, Inc.*                        3,810,170
                                                             ------------
                                                                6,449,338
                                                             ------------

INSURANCE -- 1.1%
   51,000   Philadelphia Consolidated Holding Corp.*            2,272,560
                                                             ------------

INTERNET SOFTWARE SERVICES -- 2.2%
   88,300   Akamai Technologies, Inc.*                          4,690,496
                                                             ------------

IRON & STEEL -- 2.2%
   50,600   Allegheny Technologies, Inc.                        4,588,408
                                                             ------------

MEDICAL EQUIPMENT & SUPPLIES -- 3.4%
   37,300   Laboratory Corporation of America Holdings*         2,740,431
   50,500   Thermo Fisher Scientific, Inc.*                     2,287,145
   42,200   Waters Corp.*                                       2,066,534
                                                             ------------
                                                                7,094,110
                                                             ------------

MISCELLANEOUS FABRICATED PRODUCTS -- 1.4%
   29,050   Carpenter Technology Corp.                          2,978,206
                                                             ------------


                                                     NAVELLIER PERFORMANCE FUNDS

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2006 (continued)

MID CAP GROWTH PORTFOLIO


Shares                                                   Market Value

OIL/GAS -- 6.4%
     50,400         Cameron International Corp.*         $  2,673,720
     33,100         FMC Technologies, Inc.*                 2,039,953
     69,525         Holly Corp.                             3,573,585
     65,800         PG&E Corp.                              3,114,314
     22,400         SEACOR Holdings, Inc.*                  2,220,736
                                                         ------------
                                                           13,622,308
                                                         ------------


PERSONAL SERVICES -- 1.6%
     51,750         Nutri/System, Inc.*                     3,280,433
                                                         ------------

PHARMACEUTICALS -- 3.6%
     97,900         Celgene*                                5,632,187
     27,700         Cephalon, Inc.*                         1,950,357
                                                         ------------
                                                            7,582,544
                                                         ------------

PRODUCER DURABLES -- 1.1%
     66,700    Corn Products International, Inc.            2,303,818
                                                         ------------

PRODUCER MANUFACTURING -- 3.7%
     35,100    Albermarle Corp.                             2,520,180
     35,100    Precision Castparts Corp.                    2,747,628
     40,900    The Manitowoc Company, Inc.                  2,430,687
                                                         ------------
                                                            7,698,495
                                                         ------------

REAL ESTATE INVESTMENT TRUST -- 1.1%
     20,500    Boston Properties, Inc.                      2,293,540
                                                         ------------

RECREATIONAL ACTIVITIES -- 2.5%
     50,000    Starwood Hotels & Resorts
                 Worldwide, Inc.                            3,125,000
     22,800    Wynn Resorts, Ltd.                           2,139,780
                                                         ------------
                                                            5,264,780
                                                         ------------

RETAIL -- 5.3%
    103,350    American Eagle Outfitters, Inc.              3,225,554
     42,600    J.C. Penney Company, Inc.                    3,295,536
     63,400    Office Depot, Inc.*                          2,419,978
     76,800    The TJX Companies, Inc.                      2,187,264
                                                         ------------
                                                           11,128,332
                                                         ------------

SEMICONDUCTORS -- 5.5%
     53,000    Lam Research Corp.*                          2,682,860
    110,500    MEMC Electronic Materials, Inc.*             4,324,970
    127,600    NVIDIA Corp.*                                4,722,476
                                                         ------------
                                                           11,730,306
                                                         ------------

SOFTWARE & PROGRAMMING -- 4.5%
     66,900    BMC Software, Inc.*                          2,154,180
     54,500    Cognizant Technology Solutions Corp.*        4,205,220
     87,950    Salesforce.com, Inc.*                        3,205,778
                                                         ------------
                                                            9,565,178
                                                         ------------

STEEL -- 1.3%
     55,550    Tenaris S.A. ADR                             2,771,390
                                                         ------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 4.5%
     54,400    NII Holdings, Inc. -- Class B*               3,505,536
    307,000    Qwest Communications
                 International, Inc.*                       2,569,590
     47,900    United States Cellular Corp.*                3,333,361
                                                         ------------
                                                            9,408,487
                                                         ------------

UTILITIES -- 1.2%
     65,100    OGE Energy Corp.                             2,604,000
                                                         ------------

WASTE MANAGEMENT -- 2.0%
     55,700    Stericycle, Inc.*                            4,205,350
                                                         ------------

TOTAL COMMON STOCKS
  (COST $172,849,421)                                     210,489,097
                                                         ------------

MONEY MARKET FUNDS -- 0.3%
    536,177    FBR Fund for Government Investors
                 (Cost $536,177)                              536,177
                                                         ------------

TOTAL INVESTMENTS -- 100.2%
  (COST $173,385,599)                                     211,025,274

Liabilities in Excess of Other
  Assets -- (0.2)%                                           (401,254)
                                                         ------------

NET ASSETS -- 100.0%                                     $210,624,020
                                                         ============


-----------------
* Non-income producing.

ADR -- American Depositary Receipts

                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2006

AGGRESSIVE MICRO CAP PORTFOLIO


(SECTOR WEIGHTINGS GRAPH)

   COMPUTER
   SOFTWARE
  & SERVICES
                 18.2
------------     ----


Business
  Services       7.00
Commercial
  Services       6.20
Oil/Gas          5.20
Financial
  Services       5.10
Healthcare
  Products &
  Services       4.80
Miscellaneous
  Fabricated
  Products       4.10
Medical
  Devices        4.00
Retail           3.90
Regional
  Banks &
  Thrifts        3.90
Biotechnology
  & Drugs        3.90
Electronic
  Instruments
  & Controls     3.00
Semiconducto-
  rs             3.00
Telecommunic-
  ations
  Equipment &
  Services       2.90
Food,
  Beverage &
  Tobacco        2.80
Oil Field
  Machinery &
  Equipment      2.40
Producer
  Manufactur-
  ing            2.00
Short-Term
  Investments    2.00
Insurance        1.80
Wire & Cable
  Products       1.70
Communicatio-
  ns
  Equipment      1.50
Recreational
  Activities     1.30
Advertising      1.30
Personal
  Services       1.20
Transportati-
  on             1.20
Engineering
  Services       1.10
Apparel          1.00
Software &
  Programming    0.90
Utilities        0.90
Metals           0.90
Medical
  Laborato-
  ries           0.80






------------------------------------------------------------------------
 Shares                                                     Market Value
------------------------------------------------------------------------


COMMON STOCKS -- 98.5%

ADVERTISING -- 1.3%
  7,850   Daktronics, Inc.                                 $  $289,273
                                                           -----------

APPAREL -- 1.0%
  4,400   Phillips-Van Heusen Corp.                            220,748
                                                           -----------

BIOTECHNOLOGY & DRUGS -- 3.9%
 23,275   BioMarin Pharmaceutical, Inc.*                       381,477
  8,945   New River Pharmaceuticals, Inc.*                     489,381
                                                           -----------
                                                               870,858
                                                           -----------

BUSINESS SERVICES -- 7.0%
  6,275   Ambassadors International, Inc.                      286,266
 23,425   First Consulting Group, Inc.*                        322,328
  8,800   Global Imaging Systems, Inc.*                        193,160
 12,275   Omnicell, Inc.*                                      228,683
 13,500   TeleTech Holdings, Inc.*                             322,379
  4,825   Watson Wyatt Worldwide, Inc.                         217,849
                                                           -----------
                                                             1,570,665
                                                           -----------

COMMERCIAL SERVICES -- 6.3%
  9,450   Cenveo, Inc.*                                        200,340
 16,525   Hub Group, Inc. -- Class A*                          455,263
 14,600   Mac-Gray Corp.*                                      174,032
  5,925   Ritchie Bros. Auctioneers, Inc.                      317,224
  5,510   Steiner Leisure Ltd.*                                250,705
                                                           -----------
                                                             1,397,564
                                                           -----------

COMMUNICATIONS EQUIPMENT -- 1.5%
 12,400   SBA Communications Corp.*                            341,000
                                                           -----------

COMPUTER SOFTWARE & SERVICES -- 18.2%
 16,000   Ansoft Corp.*                                        444,800
  4,135   ANSYS, Inc.*                                         179,831
 22,175   Aspen Technology, Inc.*                              244,369
 16,825   Blackbaud, Inc.                                      437,450
 25,275   Concur Technologies, Inc.*                           405,411
 12,400   Internap Network Services Corp.*                     246,388
 13,775   Mentor Graphics Corp.*                               248,363
 39,550   Nuance Communications, Inc.*                         453,243
  6,335   Quality Systems, Inc.                                236,105
  5,500   Rackable Systems, Inc.*                              170,335
  7,000   SPSS, Inc.*                                          210,490
  9,705   TALX Corp.                                           266,402
 12,125   The Knot, Inc.*                                      318,160
 15,650   Tyler Technologies, Inc.*                            220,039
                                                           -----------
                                                             4,081,386
                                                           -----------

ELECTRONIC INSTRUMENTS & CONTROLS -- 3.0%
  4,400   Ceradyne, Inc.*                                      248,600
  3,375   OYO Geospace Corp.*                                  196,054
  9,380   The Lamson & Sessions Co.*                           227,559
                                                           -----------
                                                               672,213
                                                           -----------

ENGINEERING SERVICES -- 1.1%
 11,000   Infrasource Services, Inc.*                          239,470
                                                           -----------

FINANCIAL SERVICES -- 5.1%
  9,300   Cash America International, Inc.                     436,169
 12,475   First Cash Financial Services, Inc.*                 322,728
  4,675   Intervest Bancshares Corp.*                          160,867
 13,375   Ocwen Financial Corp.*                               212,128
                                                           -----------
                                                             1,131,892
                                                           -----------

FOOD, BEVERAGE, & TOBACCO -- 2.8%
 18,875   National Beverage Corp.                              264,816
 13,225   Perdigao S.A. ADR                                    364,614
                                                           -----------
                                                               629,430
                                                           -----------

HEALTHCARE PRODUCTS & SERVICES -- 4.9%
  8,400   AMN Healthcare Services, Inc.*                       231,336
  8,675   Healthcare Services Group, Inc.                      251,228
  4,125   Magellan Health Services, Inc.*                      178,283
 11,300   Psychiatric Solutions, Inc.*                         423,976
                                                           -----------
                                                             1,084,823
                                                           -----------


                                                     NAVELLIER PERFORMANCE FUNDS

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2006 (continued)

AGGRESSIVE MICRO CAP PORTFOLIO

------------------------------------------------------------------------
 Shares                                                     Market Value
------------------------------------------------------------------------

INSURANCE -- 1.8%
     19,900         Meadowbrook Insurance Group, Inc.*       $   196,811
      6,500         Tower Group, Inc.                            201,955
                                                             -----------
                                                                 398,766
                                                             -----------

MEDICAL DEVICES -- 4.0%
      4,475         ICU Medical, Inc.*                           182,043
      9,300         PSS World Medical, Inc.*                     181,629
      6,550         Vital Images, Inc.*                          227,940
      5,100         Zoll Medical Corp.*                          297,024
                                                             -----------
                                                                 888,636
                                                             -----------

MEDICAL LABORATORIES -- 0.9%
      8,450         Bio-Reference Laboratories, Inc.*            190,041
                                                             -----------

METALS -- 0.9%
      5,500         Ladish Co., Inc.*                            203,940
                                                             -----------

MISCELLANEOUS FABRICATED PRODUCTS -- 4.1%
      5,100         Chaparral Steel Co.                          225,777
      6,900         PW Eagle, Inc.                               238,050
     21,150         Smith & Wesson Holding Corp.*                218,691
      4,100         Valmont Industries, Inc.                     227,509
                                                             -----------
                                                                 910,027
                                                             -----------

OIL FIELD MACHINERY AND EQUIPMENT -- 2.4%
     15,850         Bolt Technology Corp.*                       353,455
      3,025         Lufkin Industries, Inc.                      175,692
                                                             -----------
                                                                 529,147
                                                             -----------

OIL/GAS -- 5.3%
      7,537         Atlas America, Inc.*                         384,160
      6,825         Crosstex Energy, Inc.                        216,284
      3,175         NewMarket Corp.                              187,484
      9,700         Parallel Petroleum Corp.*                    170,429
     16,200         The Exploration Company of Delaware*         216,108
                                                             -----------
                                                               1,174,465
                                                             -----------

PERSONAL SERVICES -- 1.2%
      4,400         Nutri/System, Inc.*                          278,916
                                                             -----------

PRODUCER MANUFACTURING -- 2.0%
      4,125         AEP Industries, Inc.*                        219,904
      6,475         GenTek, Inc.*                                223,970
                                                             -----------
                                                                 443,874
                                                             -----------

RECREATIONAL ACTIVITIES -- 1.3%
      6,465         Vail Resorts, Inc.*                          289,761
                                                             -----------

REGIONAL BANKS & THRIFTS -- 3.9%
      7,175         Enterprise Financial Services Corp.          233,762
      4,125         Preferred Bank                               247,870
      6,900         Smithtown Bancorp, Inc.                      187,128
      5,925         Texas United Bancshares, Inc.                203,465
                                                             -----------
                                                                 872,225
                                                             -----------

RETAIL -- 3.9%
     14,875         Casual Male Retail Group, Inc.*              194,119
     22,045         Retail Ventures, Inc.*                       419,737
      5,200         The Buckle, Inc.                             264,420
                                                             -----------
                                                                 878,276
                                                             -----------

SEMICONDUCTORS -- 3.0%
      7,575         Diodes, Inc.*                                268,761
     10,200         Supertex, Inc.*                              400,350
                                                             -----------
                                                                 669,111
                                                             -----------

SOFTWARE & PROGRAMMING -- 1.0%
     14,875         Ness Technologies, Inc.*                     212,118
                                                             -----------

TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 2.9%
     26,600         Dobson Communications Corp.*                 231,686
     13,775         NICE Systems Ltd. ADR*                       423,995
                                                             -----------
                                                                 655,681
                                                             -----------

TRANSPORTATION -- 1.2%
     10,050         Horizon Lines, Inc.                          270,948
                                                             -----------

UTILITIES -- 0.9%
      5,375         American States Water Co.                    207,583
                                                             -----------

WIRE & CABLE PRODUCTS -- 1.7%
      8,675         General Cable Corp.*                         379,184
                                                             -----------

TOTAL COMMON STOCKS
  (COST $16,739,323)                                          21,982,021
                                                             -----------

MONEY MARKET FUNDS -- 1.8%
    406,332         FBR Fund for Government Investors
                      (Cost $406,332)                            406,332
                                                             -----------

TOTAL INVESTMENTS -- 100.3%
  (COST $17,145,655)                                          22,388,353

Liabilities in Excess of
  Other Assets -- (0.3%)                                         (70,667)
                                                             -----------
NET ASSETS -- 100.0%                                         $22,317,686
                                                             ===========


-----------------

* Non-income producing.

ADR -- American Depositary Receipts

                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2006

FUNDAMENTAL 'A' PORTFOLIO


(SECTOR WEIGHTINGS GRAPH)

  FINANCIAL
   SERVICES
 16.2%            16.2
-----------       ----


Miscellaneous
  Fabricated
  Products       11.60
Producer
  Manufactur-
  ing            11.00
Computer
  Software &
  Services        7.20
Oil/Gas           6.10
Semiconducto-
  rs              5.50
Electronic
  Instruments
  & Controls      4.90
Electric
  Services        4.60
Telecommunic-
  ations
  Equipment &
  Services        4.50
Transportati-
  on              4.00
Short-Term
  Investments     3.80
Waste
  Management      3.10
Healthcare
  Products &
  Services        2.80
Wire & Cable
  Products        2.60
Insurance         2.10
Real Estate
  Development     2.00
Apparel           2.00
Metals            1.80
Paper and
  Related
  Products        1.70
Business
  Services        1.50
Media             1.00






------------------------------------------------------------------------
 Shares                                                     Market Value
------------------------------------------------------------------------


COMMON STOCKS -- 98.3%


APPAREL -- 2.1%
  5,925   Guess?, Inc.*                                    $  $375,823
                                                           -----------

BUSINESS SERVICES -- 1.5%
  6,175   Watson Wyatt Worldwide, Inc.                         278,801
                                                           -----------

COMPUTER SOFTWARE & SERVICES -- 7.3%
  1,207   Google, Inc.*                                        555,799
 29,865   The Knot, Inc.*                                      783,658
                                                           -----------
                                                             1,339,457
                                                           -----------

ELECTRIC SERVICES -- 4.7%
 25,075   CenterPoint Energy, Inc.                             415,744
  8,000   NRG Energy, Inc.*                                    448,080
                                                           -----------
                                                               863,824
                                                           -----------

ELECTRONIC INSTRUMENTS & CONTROLS -- 5.0%
  6,850   Ceradyne, Inc.*                                      387,025
  9,485   Garmin Ltd.                                          527,935
                                                           -----------
                                                               914,960
                                                           -----------

FINANCIAL SERVICES -- 16.6%
  1,700   IntercontinentalExchange, Inc.*                      183,430
  5,925   Jones Lang LaSalle, Inc.                             546,107
  5,275   Merrill Lynch & Co., Inc.                            491,103
  8,590   Morgan Stanley                                       699,483
 10,000   The First Marblehead Corp.                           546,500
  2,871   The Goldman Sachs Group, Inc.                        572,333
                                                           -----------
                                                             3,038,956
                                                           -----------

HEALTHCARE PRODUCTS & SERVICES -- 2.8%
  7,500   WellCare Health Plans, Inc.*                         516,750
                                                           -----------

INSURANCE -- 2.1%
  4,525   Philadelphia Consolidated Holding Corp.*             201,634
  3,200   RenaissanceRe Holdings Ltd.                          192,000
                                                           -----------
                                                               393,634
                                                           -----------

MEDIA -- 1.1%
 20,250   New Frontier Media, Inc.*                            194,603
                                                           -----------

METALS -- 1.9%
 13,130   Commercial Metals Co.                                338,754
                                                           -----------

MISCELLANEOUS FABRICATED PRODUCTS -- 11.9%
  9,100   Chaparral Steel Co.                                  402,857
 13,075   CommScope, Inc.*                                     398,526
  8,425   Nucor Corp.                                          460,510
 13,875   PW Eagle, Inc.                                       478,687
 13,550   Steel Dynamics, Inc.                                 439,698
                                                           -----------
                                                             2,180,278
                                                           -----------

OIL/GAS -- 6.2%
 13,825   Dril-Quip, Inc.*                                     541,387
 61,175   OMNI Energy Services Corp.*                          598,903
                                                           -----------
                                                             1,140,290
                                                           -----------

PAPER AND RELATED PRODUCTS -- 1.7%
  5,050   Aracruz Celulose S.A. ADR                            309,262
                                                           -----------

PRODUCER MANUFACTURING -- 11.2%
 34,525   Acergy SA ADR*                                       664,951
 14,150   Pactiv Corp.*                                        505,014
  6,575   Precision Castparts Corporation                      514,690
  6,300   The Manitowoc Co., Inc.                              374,409
                                                           -----------
                                                             2,059,064
                                                           -----------

REAL ESTATE DEVELOPMENT -- 2.1%
  3,075   AMREP Corp.                                          376,688
                                                           -----------

SEMICONDUCTORS -- 5.6%
 12,825   LAM Research Corp.*                                  649,202
 10,800   Novellus Systems, Inc.*                              371,736
                                                           -----------
                                                             1,020,938
                                                           -----------

TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 4.6%
 11,089   America Movil S.A. de C.V. ADR                       501,445
  5,525   Millicom International Cellular S.A.*                340,561
                                                           -----------
                                                               842,006
                                                           -----------

TRANSPORTATION -- 4.1%
  9,800   GulfMark Offshore, Inc.*                             366,618
 18,400   OMI Corp.                                            389,528
                                                           -----------
                                                               756,146
                                                           -----------


                                                     NAVELLIER PERFORMANCE FUNDS

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2006 (continued)

FUNDAMENTAL 'A' PORTFOLIO


WASTE MANAGEMENT -- 3.2%
  8,100   Clean Harbors, Inc.*                                          392,121
  4,900   Metal Management, Inc.                                        185,465
                                                                    -----------
                                                                        577,586
                                                                    -----------
WIRE & CABLE PRODUCTS -- 2.6%
 11,100   General Cable Corp.*                                          485,181
                                                                    -----------

TOTAL COMMON STOCKS
  (COST $16,295,918)                                                 18,003,001
                                                                    -----------
MONEY MARKET FUNDS -- 3.9%
713,951   FBR Fund for Government Investors
            (Cost $713,951)                                             713,951
                                                                    -----------
TOTAL INVESTMENTS -- 102.2%
  (COST $17,009,869)                                                 18,716,952

Liabilities in Excess of Other Assets -- (2.2%)                        (406,092)
                                                                    -----------
NET ASSETS -- 100.0%                                                $18,310,860
                                                                    ===========


-----------------

* Non-income producing.

ADR -- American Depositary Receipts


                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2006


                                                    MID CAP        AGGRESSIVE      FUNDAMENTAL
                                                    GROWTH          MICRO CAP          'A'
                                                   PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                 ---------------------------------------------



ASSETS
  Securities at Cost........................     $173,385,599     $ 17,145,655     $17,009,869
                                                 ------------     ------------     -----------
  Securities at Value (Note 1)..............     $211,025,274     $ 22,388,353     $18,716,952
  Investment Income Receivable (Note 1).....          255,735           20,222          15,060
  Receivable for Securities Sold (Note 1)...               --               --       1,457,161
  Receivable for Shares Sold................           57,583           16,272           4,328
  Receivable from Adviser...................               --           17,825          17,849
  Other Assets..............................           20,908            8,242           8,732
                                                 ------------     ------------     -----------
     Total Assets...........................      211,359,500       22,450,914      20,220,082
                                                 ------------     ------------     -----------
LIABILITIES
  Income Distribution Payable...............          132,590               --              --
  Investment Advisory Fee Payable (Note 2)..           99,539               --              --
  Administrative Fee Payable (Note 2).......           18,109            4,744           4,299
  Payable for Securities Purchased (Note
     1).....................................               --               --       1,487,019
  Payable for Shares Redeemed...............          332,038           74,767         365,633
  Distribution Fees Payable (Note 3)........           60,401            9,185           8,667
  Trustee Fees Payable......................            4,167            4,167           4,167
  Professional fees.........................           16,000           16,000          14,500
  Other Liabilities.........................           72,636           24,365          24,937
                                                 ------------     ------------     -----------
     Total Liabilities......................          735,480          133,228       1,909,222
                                                 ------------     ------------     -----------
NET ASSETS..................................     $210,624,020     $ 22,317,686     $18,310,860
                                                 ============     ============     ===========
NET ASSETS CONSIST OF:
  Paid-in Capital...........................     $204,608,196     $ 41,284,440     $20,414,898
  Accumulated Net Realized Loss on
     Investments............................      (31,623,851)     (24,209,452)     (3,811,121)
  Net Unrealized Appreciation of
     Investments............................       37,639,675        5,242,698       1,707,083
                                                 ------------     ------------     -----------
NET ASSETS..................................     $210,624,020     $ 22,317,686     $18,310,860
                                                 ============     ============     ===========
PRICING OF REGULAR CLASS SHARES
Net assets attributable to Regular Class
  shares....................................     $141,299,203     $ 22,317,686     $18,310,860
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no
  par value)................................        4,601,894          713,826       1,442,090
Net asset value, offering and redemption
  price per share...........................     $      30.70     $      31.26     $     12.70
PRICING OF I CLASS SHARES
Net assets attributable to I Class shares...     $ 69,324,817     $         --     $        --
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no
  par value)................................        2,208,124               --              --
Net asset value, offering and redemption
  price per share...........................     $      31.40     $         --     $        --




                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006


                                                     MID CAP        AGGRESSIVE      FUNDAMENTAL
                                                      GROWTH         MICRO CAP          'A'
                                                    PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                   --------------------------------------------



INVESTMENT INCOME
  Interest (Note 1)...........................     $   163,982      $   23,270      $    29,738
  Dividends(A) (Note 1).......................       3,285,778          97,998          156,393
                                                   -----------      ----------      -----------
     Total Investment Income..................       3,449,760         121,268          186,131
                                                   -----------      ----------      -----------
EXPENSES
  Investment Advisory Fee (Note 2)............       1,870,776         193,968          158,184
  Distribution Plan Fees -- Regular Class
     (Note 3).................................         398,609          57,728           47,078
  Administrative Fee (Note 2).................         222,709          57,728           47,078
  Transfer Agent Fees
     Regular Class............................         147,867          42,481           23,830
     I Class..................................          83,403              --               --
  Accounting and Pricing Fees.................          92,566          82,566           82,566
  Printing Expense............................          59,469          27,146           27,268
  Custodian Fees..............................         160,279          24,029           23,862
  Trustees' Fees..............................          16,667          16,667           16,667
  Legal Expense...............................          15,000          15,000           15,000
  Registration Fees
     Regular Class............................          17,375          22,101           16,039
     I Class..................................          22,229              --               --
  Audit Fees..................................          16,000          16,000           14,000
  Compliance Fees.............................          12,300           1,300              960
  Pricing Expense.............................           2,169           2,379            1,313
  Underwriting Fees (Note 3)
     Regular Class............................             942             144              135
     I Class..................................             446              --               --
  Other Expenses..............................          27,414           8,319            2,303
                                                   -----------      ----------      -----------
     Total Expenses...........................       3,166,220         567,556          476,283
     Less Expenses Reimbursed by Investment
       Adviser (Note 2).......................        (403,367)       (223,495)        (195,695)
                                                   -----------      ----------      -----------
       Net Expenses...........................       2,762,853         344,061          280,588
                                                   -----------      ----------      -----------
NET INVESTMENT INCOME (LOSS)..................         686,907        (222,793)         (94,457)
                                                   -----------      ----------      -----------
Net Realized Gain (Loss) on Investments.......      17,186,649       2,173,034       (3,730,915)
Change in Net Unrealized
  Appreciation/Depreciation of Investments....      (8,077,531)        (18,042)       1,538,627
                                                   -----------      ----------      -----------
NET GAIN (LOSS) ON INVESTMENTS................       9,109,118       2,154,992       (2,192,288)
                                                   -----------      ----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...................     $ 9,796,025      $1,932,199      $(2,286,745)
                                                   ===========      ==========      ===========

----------------------------------------------
(A) Net of foreign tax withholding of:........     $     3,667      $    2,019      $     5,425




                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS



                                        MID CAP GROWTH            AGGRESSIVE MICRO CAP           FUNDAMENTAL 'A'
                                          PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                                 -------------------------------------------------------------------------------------
                                                                                              FOR THE        FOR THE
                                      FOR THE YEAR ENDED           FOR THE YEAR ENDED       YEAR ENDED    PERIOD ENDED
                                         DECEMBER 31,                 DECEMBER 31,         DECEMBER 31,   DECEMBER 31,
                                 ---------------------------   -------------------------   ------------   ------------
                                     2006           2005           2006          2005          2006           2005*
                                 ------------   ------------   -----------   -----------   ------------   ------------


FROM INVESTMENT ACTIVITIES
  Net Investment Income
     (Loss)....................  $    686,907   $ (1,325,668)  $  (222,793)  $  (260,457)  $    (94,457)   $    2,791
  Net Realized Gain (Loss) on
     Investment Transactions...    17,186,649     27,763,168     2,173,034     1,241,156     (3,730,915)      (80,206)
  Change in Net Unrealized
     Appreciation/ Depreciation
     of Investments............    (8,077,531)    (3,473,597)      (18,042)     (434,315)     1,538,627       168,456
                                 ------------   ------------   -----------   -----------   ------------    ----------
     Net Increase (Decrease) in
       Net Assets Resulting
       from Operations.........     9,796,025     22,963,903     1,932,199       546,384     (2,286,745)       91,041
                                 ------------   ------------   -----------   -----------   ------------    ----------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income:
     Regular Class.............      (280,904)            --            --            --             --        (2,791)
     I Class...................      (407,231)            --            --            --             --            --
                                 ------------   ------------   -----------   -----------   ------------    ----------
  Total Distributions to
     Shareholders..............      (688,135)            --            --            --             --        (2,791)
                                 ------------   ------------   -----------   -----------   ------------    ----------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of
     Shares:
       Regular Class...........    40,031,109     19,244,434     5,898,935     1,769,466     35,943,841     2,685,616
       I Class.................    29,195,805     13,312,482            --            --             --            --
  Reinvested Distributions
       Regular Class...........       267,263             --            --            --             --         2,575
       I Class.................       288,281             --            --            --             --            --
  Cost of Shares Redeemed:**
       Regular Class...........   (52,789,249)   (46,806,551)   (8,752,713)   (7,694,788)   (17,622,557)     (500,120)
       I Class.................   (19,040,080)   (15,042,388)           --            --             --            --
                                 ------------   ------------   -----------   -----------   ------------    ----------
     Net Increase (Decrease) in
       Net Assets Resulting
       from Share
       Transactions............    (2,046,871)   (29,292,023)   (2,853,778)   (5,925,322)    18,321,284     2,188,071
                                 ------------   ------------   -----------   -----------   ------------    ----------
     TOTAL INCREASE (DECREASE)
       IN NET ASSETS...........     7,061,019     (6,328,120)     (921,579)   (5,378,938)    16,034,539     2,276,321

NET ASSETS -- Beginning of
  Period.......................   203,563,001    209,891,121    23,239,265    28,618,203      2,276,321            --
                                 ------------   ------------   -----------   -----------   ------------    ----------
NET ASSETS -- End of Period....  $210,624,020   $203,563,001   $22,317,686   $23,239,265   $ 18,310,860    $2,276,321
                                 ============   ============   ===========   ===========   ============    ==========
ACCUMULATED NET INVESTMENT
  INCOME (LOSS)................  $         --   $         --   $        --   $        --   $         --    $       --
                                 ============   ============   ===========   ===========   ============    ==========


SHARES
  Sold:
       Regular Class...........     1,278,199        715,128       196,637        67,035      2,655,103       235,037
       I Class.................       932,078        490,270            --            --             --            --
  Reinvested:
       Regular Class...........         8,706             --            --            --             --           217
       I Class.................         9,181             --            --            --
  Redeemed:
       Regular Class...........    (1,733,974)    (1,756,319)     (299,488)     (291,578)    (1,405,161)      (43,106)
       I Class.................      (601,682)      (551,181)           --            --             --            --
                                 ------------   ------------   -----------   -----------   ------------    ----------
     Net Increase (Decrease) in
       Shares..................      (107,492)    (1,102,102)     (102,851)     (224,543)     1,249,942       192,148
                                 ============   ============   ===========   ===========   ============    ==========

-------------------------------



  *  From Commencement of Operations May 2, 2005.
 ** Effective May 2, 2005, the cost of shares redeemed is net of the 2% redemption fee on Fund shares which have been held 60 days or less. For the period ended December 31, 2006, these fees were $14,008, $12,177, $603 and $56,901 for the Mid Cap Growth Portfolio -- Regular Class, Mid Cap Growth Portfolio -- I Class, Aggressive Micro Cap Portfolio and Fundamental 'A' Portfolio, respectively. For the period ended December 31, 2005, these fees were $3,393, $1,568, $1,748 and $1,959 for the Mid Cap Growth
    Portfolio -- Regular Class, Mid Cap Growth Portfolio -- I Class, Aggressive Micro Cap Portfolio and Fundamental 'A' Portfolio, respectively.


                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                                              MID CAP GROWTH
                                                                 PORTFOLIO
                                       ------------------------------------------------------------
                                                               REGULAR CLASS
                                       ------------------------------------------------------------
                                                     FOR THE YEARS ENDED DECEMBER 31,
                                       ------------------------------------------------------------
                                         2006         2005         2004         2003         2002
                                       --------     --------     --------     --------     --------


PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
     Year...........................     $29.25       $26.05       $22.77       $17.34       $22.47
                                       --------     --------     --------     --------     --------
  Income (Loss) from Investment
     Operations:
     Net Investment Income (Loss)...       0.06        (0.22)       (0.19)       (0.18)       (0.16)
     Net Realized and Unrealized
       Gain (Loss) on Investments...       1.45         3.42         3.47         5.61        (4.97)
                                       --------     --------     --------     --------     --------
  Total from Investment Operations..       1.51         3.20         3.28         5.43        (5.13)
                                       --------     --------     --------     --------     --------
  Distributions to Shareholders:
     From Net Investment Income.....      (0.06)          --           --           --           --
                                       --------     --------     --------     --------     --------
  Paid-in Capital from Redemption
     Fees...........................       0.00(A)      0.00(A)        --           --           --
                                       --------     --------     --------     --------     --------
  Net Increase (Decrease) in Net
     Asset Value....................       1.45         3.20         3.28         5.43        (5.13)
                                       --------     --------     --------     --------     --------
  Net Asset Value -- End of Year....     $30.70       $29.25       $26.05       $22.77       $17.34
                                       ========     ========     ========     ========     ========
TOTAL INVESTMENT RETURN.............       5.17%       12.28%       14.40%       31.31%      (22.83)%

RATIOS TO AVERAGE NET ASSETS: (NOTE
  2) Expenses After Reimbursement...       1.34%        1.34%        1.34%        1.34%        1.34%
  Expenses Before Reimbursement.....       1.47%        1.48%        1.45%        1.50%        1.49%
  Net Investment Income (Loss) After
     Reimbursement..................       0.18%       (0.77)%      (0.74)%      (0.91)%      (0.80)%
  Net Investment Income (Loss)
     Before Reimbursement...........       0.05%       (0.91)%      (0.85)%      (1.07)%      (0.95)%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...........        116%         104%          96%         131%         170%
  Net Assets at End of Year (in
     thousands).....................   $141,299     $147,668     $158,655     $176,079     $136,836
  Number of Shares Outstanding at
     End of Year (in thousands).....      4,602        5,049        6,090        7,734        7,890

------------------------------------



  (A) Less than $0.01



                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                                               MID CAP GROWTH
                                                                 PORTFOLIO
                                          -------------------------------------------------------
                                                                  I CLASS
                                          -------------------------------------------------------
                                                      FOR THE YEARS ENDED DECEMBER 31,
                                          -------------------------------------------------------
                                            2006        2005        2004        2003        2002
                                          -------     -------     -------     -------     -------


PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
     Year..............................    $29.91      $26.55      $23.13      $17.56      $22.65
                                          -------     -------     -------     -------     -------
  Income (Loss) from Investment
     Operations:
     Net Investment Income (Loss)......      0.19       (0.11)      (0.07)      (0.10)      (0.09)
     Net Realized and Unrealized Gain
       (Loss) on Investments...........      1.48        3.47        3.49        5.67       (5.00)
                                          -------     -------     -------     -------     -------
  Total from Investment Operations.....      1.67        3.36        3.42        5.57       (5.09)
                                          -------     -------     -------     -------     -------
  Distributions to Shareholders:
     From Net Investment Income........     (0.19)         --          --          --          --
                                          -------     -------     -------     -------     -------
  Paid-in Capital from Redemption
     Fees..............................      0.01        0.00(A)       --          --          --
                                          -------     -------     -------     -------     -------
  Net Increase (Decrease) in Net Asset
     Value.............................      1.49        3.36        3.42        5.57       (5.09)
                                          -------     -------     -------     -------     -------
  Net Asset Value -- End of Year.......    $31.40      $29.91      $26.55      $23.13      $17.56
                                          =======     =======     =======     =======     =======
TOTAL INVESTMENT RETURN................      5.60%      12.66%      14.79%      31.72%     (22.47)%

RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
  Expenses After Reimbursement.........      0.99%       0.99%       0.99%       0.99%       0.99%
  Expenses Before Reimbursement........      1.29%       1.26%       1.19%       1.15%       1.14%
  Net Investment Income (Loss) After
     Reimbursement.....................      0.63%      (0.41)%     (0.38)%     (0.56)%     (0.46)%
  Net Investment Income (Loss) Before
     Reimbursement.....................      0.33%      (0.68)%     (0.58)%     (0.72)%     (0.61)%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..............       116%        104%         96%        131%        170%
  Net Assets at End of Year (in
     thousands)........................   $69,325     $55,895     $51,236     $19,681     $13,179
  Number of Shares Outstanding at End
     of Year (in thousands)............     2,208       1,869       1,929         851         751

---------------------------------------



  (A) Less than $0.01


                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                                            AGGRESSIVE MICRO CAP
                                                                 PORTFOLIO
                                          -------------------------------------------------------
                                                      FOR THE YEARS ENDED DECEMBER 31,
                                          -------------------------------------------------------
                                            2006        2005        2004        2003        2002
                                          -------     -------     -------     -------     -------


PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
     Year..............................    $28.46      $27.49      $25.12      $17.86      $23.10
                                          -------     -------     -------     -------     -------
  Income (Loss) from Investment
     Operations:
     Net Investment Loss...............     (0.31)      (0.32)      (0.13)      (0.23)      (0.28)
     Net Realized and Unrealized Gain
       (Loss) on Investments...........      3.11        1.29        2.50        7.49       (4.96)
                                          -------     -------     -------     -------     -------
  Total from Investment Operations.....      2.80        0.97        2.37        7.26       (5.24)
                                          -------     -------     -------     -------     -------
  Paid-in Capital from Redemption
     Fees..............................      0.00(A)     0.00(A)       --          --          --
                                          -------     -------     -------     -------     -------
  Net Increase (Decrease) in Net Asset
     Value.............................      2.80        0.97        2.37        7.26       (5.24)
                                          -------     -------     -------     -------     -------
  Net Asset Value -- End of Year.......    $31.26      $28.46      $27.49      $25.12      $17.86
                                          =======     =======     =======     =======     =======
TOTAL INVESTMENT RETURN................      9.84%       3.53%       9.43%      40.65%     (22.68)%

RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
  Expenses After Reimbursement.........      1.49%       1.49%       1.49%       1.49%       1.49%
  Expenses Before Reimbursement........      2.46%       2.54%       2.73%       2.50%       2.23%
  Net Investment Loss After
     Reimbursement.....................     (0.96)%     (1.06)%     (0.74)%     (1.01)%     (1.20)%
  Net Investment Loss Before
     Reimbursement.....................     (1.93)%     (2.11)%     (1.98)%     (2.02)%     (1.94)%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..............        87%         96%        169%        224%        167%
  Net Assets at End of Year (in
     thousands)........................   $22,318     $23,239     $28,618     $14,023     $ 9,481
  Number of Shares Outstanding at End
     of Year (in thousands)............       714         817       1,041         558         531

---------------------------------------



  (A) Less than $0.01


                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                                               FUNDAMENTAL 'A'
                                                                  PORTFOLIO
                                                   --------------------------------------
                                                        FOR THE              FOR THE
                                                       YEAR ENDED         PERIOD ENDED
                                                   DECEMBER 31, 2006   DECEMBER 31, 2005*
                                                   -----------------   ------------------


PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Period.........       $ 11.85              $ 10.00
                                                        -------              -------
  Income (Loss) from Investment Operations:
     Net Investment Income (Loss)................         (0.07)                0.01
     Net Realized and Unrealized Gain on
       Investments...............................          0.88                 1.83
                                                        -------              -------
  Total from Investment Operations...............          0.81                 1.84
                                                        -------              -------
  Distributions to Shareholders:
     From Net Investment Income..................            --                (0.01)
                                                        -------              -------
  Paid-in Capital from Redemption Fees...........          0.04                 0.02
                                                        -------              -------
  Net Increase in Net Asset Value................          0.85                 1.85
                                                        -------              -------
  Net Asset Value -- End of Period...............       $ 12.70              $ 11.85
                                                        =======              =======
TOTAL INVESTMENT RETURN..........................          7.17%               18.65%(A)

RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
  Expenses After Reimbursement...................          1.49%                1.48%(B)
  Expenses Before Reimbursement..................          2.53%               17.66%(B)
  Net Investment Income (Loss) After
     Reimbursement...............................         (0.50)%               0.42%(B)
  Net Investment Loss Before Reimbursement.......         (1.54)%             (15.76%)(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate........................           297%                 219%(B)
  Net Assets at End of Period (in thousands).....       $18,311              $ 2,276
  Number of Shares Outstanding at End of Period
     (in thousands)..............................         1,442                  192

-------------------------------------------------



  (A) Total returns for periods of less than one year are not annualized.

  (B) Annualized

  * From Commencement of Operations May 2, 2005


                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2006

1. Significant Accounting Policies

       The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company that offers its shares in a series of no-load diversified and non-diversified portfolios. The Fund's objective is to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of three separate portfolios, each with its own investment strategies and policies: the Mid Cap Growth Portfolio and the Aggressive Micro Cap Portfolio, each a diversified open-end management company portfolio. The Fundamental 'A' Portfolio is a non-diversified open-end management company portfolio.

       The Mid Cap Growth Portfolio consists of two share classes: Regular Class shares offered since November 26, 1996, and I Class shares offered since December 28, 1999. Income and expenses and realized and unrealized gains and losses of the Portfolio are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only to Regular Class, and other class specific transfer agent fees, which accrue at different rates. Effective May 2, 2005, the Fund charges a redemption fee of 2.00% of the amount redeemed if the shares sold were held for fewer than 60 days. Redemption fees are paid directly to the Fund.

       The following is a summary of significant accounting policies that the Fund follows:

          (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. All other securities and assets are valued at their fair value as determined in good faith by the investment advisor subject to the approval of the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Trustees. Debt securities with maturities of 60 days or less are valued at amortized cost.

          In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Navellier Performance Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

          (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are computed on an identified cost basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

          (c) Dividends from net investment income, if any, are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

                                                     NAVELLIER PERFORMANCE FUNDS

--------------------------------------------------------------------------------

          (d) The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates

       Investment advisory services are provided by Navellier & Associates, Inc., which employs the same investment advisory personnel, analysts and staff that it provided to Navellier Management Inc., the predecessor investment advisor (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.84% of the daily net assets of the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, and the Fundamental 'A' Portfolio. The Adviser receives an annual fee equal to 0.10% of average daily net assets of the Mid Cap Growth Portfolio and 0.25% of the average daily net assets of the Aggressive Micro Cap Portfolio and the Fundamental 'A' Portfolio in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. In arriving at, and approving, this advisory fee, the Trustees considered among other factors, the capability of the advisor, the reasonableness of the fee, the cost of providing these investment advisory services, the nature of the services provided, a comparison of fees paid to other advisors by other mutual funds for similar types of services, client relationships received by the advisor, the desirability of a different investment advisor and the advisor's willingness to limit reimbursement for payment of expenses it advanced for the Fund. Louis Navellier, an officer and trustee of the Fund is also an officer and director of the Adviser.

       The Adviser has agreed to limit the total operating expenses of each Portfolio to 1.49% of average annual net assets, except for the Mid Cap Growth Portfolio -- Regular Class and the Mid Cap Growth Portfolio -- I Class, which are limited to 1.34% and 0.99%, respectively. In order to maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, and the Fundamental 'A' Portfolio totaling $403,367, $223,495 and $195,695, respectively, for the twelve months ended December 31, 2006.

3. Distribution Plan

       IFS Fund Distributors, Inc. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. Prior to November 1, 2006, Navellier Securities, Inc. acted as the Distributor. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement.

       The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Mid Cap Growth Portfolio (Regular Class shares only), the Aggressive Micro Cap Portfolio, and the Fundamental 'A' Portfolio, for expenses incurred in the promotion and distribution of shares of the Fund. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

                                                     NAVELLIER PERFORMANCE FUNDS

--------------------------------------------------------------------------------

4. Securities Transactions

       For the year ended December 31, 2006, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:


                                    MID CAP      AGGRESSIVE
                                    GROWTH       MICRO CAP    FUNDAMENTAL 'A'
                                   PORTFOLIO     PORTFOLIO       PORTFOLIO
                                 ------------   -----------   ---------------


Purchases......................  $254,836,992   $19,874,143     $70,673,191
Sales..........................  $253,381,251   $23,280,832     $52,637,811


5. Federal Income Taxes

       The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

       The tax character of distributions paid for the years ended December 31, 2006 and 2005 was as follows:


                                       2006                       2005
                             ------------------------   ------------------------
                             ORDINARY     LONG-TERM     ORDINARY     LONG-TERM
                              INCOME    CAPITAL GAINS    INCOME    CAPITAL GAINS
                             --------   -------------   --------   -------------


Mid Cap Growth.............  $688,135        $--         $   --         $--
Aggressive Micro Cap.......  $     --        $--         $   --         $--
Fundamental 'A'............  $     --        $--         $2,791         $--


       The following information is computed on a tax basis for each item for the year ended December 31, 2006:


                                     MID CAP      AGGRESSIVE    FUNDAMENTAL
                                     GROWTH        MICRO CAP        'A'
                                  ------------   ------------   -----------


Gross Unrealized Appreciation...  $ 40,724,871   $  5,569,838   $ 1,849,689
Gross Unrealized Depreciation...    (3,085,196)      (336,180)     (156,319)
                                  ------------   ------------   -----------
Net Unrealized Appreciation.....    37,639,675      5,233,658     1,693,370
Capital Loss Carryforward.......   (31,623,851)   (24,186,347)   (3,797,408)
Post-October Losses.............            --        (14,065)           --
                                  ------------   ------------   -----------
Total Accumulated Earnings
  (Deficit).....................  $  6,015,824   $(18,966,754)  $(2,104,038)
                                  ============   ============   ===========
Federal Income Tax Cost*........  $173,385,599   $ 17,154,695   $17,023,582
                                  ============   ============   ===========




   * The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

                                                     NAVELLIER PERFORMANCE FUNDS

--------------------------------------------------------------------------------

       During the year ended December 31, 2006, the Mid Cap Growth Portfolio and the Aggressive Micro Cap Portfolio utilized $16,804,102 and $2,182,535, respectively, of capital loss carryforwards. The remaining capital loss carryforwards and Post-October losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. As of December 31, 2006, the Funds have the following capital loss carryforwards:


                                                            EXPIRATION
                                                 AMOUNT        DATE
                                              -----------   ----------


Mid Cap Growth..............................  $ 2,123,133      2009
                                              $29,500,718      2010
Aggressive Micro Cap*.......................  $ 9,255,263      2008
                                              $11,625,060      2009
                                              $ 3,306,024      2011
Fundamental 'A'.............................  $    21,720      2013
                                              $ 3,775,688      2014



   * A portion of these capital losses may be limited under tax regulations.

       Reclassification of capital accounts -- As of December 31, 2006, the Funds made reclassifications of net investment loss on the Statement of Assets and Liabilities as follows:


                                       UNDISTRIBUTED
                                            NET
                                         INVESTMENT    CAPITAL    PAID-IN
                                           INCOME       GAINS     CAPITAL
                                       -------------   -------   ---------


Mid Cap Growth.......................     $  1,228       $--     $  (1,228)
Aggressive Micro Cap.................     $222,793       $--     $(222,793)
Fundamental 'A'......................     $ 94,457       $--     $ (94,457)


       The above reclassifications have no effect on the Funds' net assets or net asset value per share.

       On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance requires implementing FIN 48 in fund NAV calculations no later than the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their semi-annual report on June 30, 2007. Management is in the process of determining the impact of adoption.

6. Borrowing Agreement

       The Funds have a short-term borrowing agreement with Custodial Trust Company, which may be drawn upon for temporary purposes. For each short-term borrowing, the Funds pledge collateral. At December 31, 2006, the Funds had no outstanding borrowings.

7. Commitments and Contingencies

       In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

                                                     NAVELLIER PERFORMANCE FUNDS

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE NAVELLIER PERFORMANCE FUNDS
RENO, NEVADA

       We have audited the accompanying statement of assets and liabilities of Navellier Mid Cap Growth Portfolio, Navellier Aggressive Micro Cap Portfolio, and Navellier Fundamental 'A' Portfolio, each a series of shares of The Navellier Performance Funds, including the portfolios of investments, as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with the standards of the Public Company Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged, to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of it's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Navellier Mid Cap Growth Portfolio, Navellier Aggressive Micro Cap Portfolio, and Navellier Fundamental 'A' Portfolio, the results of their operations for the year then ended, the changes in their net assets, and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

                                        TAIT, WELLER & BAKER LLP

PHILADELPHIA, PENNSYLVANIA
FEBRUARY 19, 2007

                                                     NAVELLIER PERFORMANCE FUNDS

--------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES (UNAUDITED)

       As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and
(2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

       The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 through December 31, 2006).

ACTUAL EXPENSES

       The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2006" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                                   NET EXPENSE                                                    EXPENSES PAID
                                      RATIO       TOTAL RETURN      BEGINNING        ENDING        DURING THE
                                   ANNUALIZED   SIX MONTHS ENDED  ACCOUNT VALUE  ACCOUNT VALUE  SIX MONTHS ENDED
                                  DECEMBER 31,    DECEMBER 31,       JULY 1,      DECEMBER 31,    DECEMBER 31,
                                      2006            2006             2006           2006            2006*
                                  ------------  ----------------  -------------  -------------  ----------------


MID CAP GROWTH PORTFOLIO
       Regular Class Actual.....      1.34%           (0.80)%       $1,000.00      $  992.00          $6.73
       Regular Class
          Hypothetical..........      1.34%            2.52%        $1,000.00      $1,018.45          $6.82
       I Class Actual...........      0.99%           (0.58)%       $1,000.00      $  994.20          $4.98
       I Class Hypothetical.....      0.99%            2.52%        $1,000.00      $1,020.21          $5.04
AGGRESSIVE MICRO CAP PORTFOLIO
       Actual...................      1.49%            5.04%        $1,000.00      $1,050.40          $7.70
       Hypothetical.............      1.49%            2.52%        $1,000.00      $1,017.69          $7.58
FUNDAMENTAL 'A' PORTFOLIO
       Actual...................      1.49%           (3.86)%       $1,000.00      $  961.40          $7.37
       Hypothetical.............      1.49%            2.52%        $1,000.00      $1,017.69          $7.58

--------------------------------



  * Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

                                                     NAVELLIER PERFORMANCE FUNDS

--------------------------------------------------------------------------------
OTHER ITEMS (UNAUDITED)

CONSIDERATIONS IN APPROVING THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

       At a meeting held on November 13, 2006, the Board of Trustees (the "Board") of The Navellier Performance Funds (the "Fund"), approved for the coming year, investment advisory agreements between the Fund and its various portfolios and Navellier and Associates, Inc. ("Investment Adviser") which would continue on the same terms and conditions as the Investment Advisory Agreements which were expiring between the portfolios and Navellier Management, Inc. with respect to the Navellier Mid Cap Growth Portfolio, the Navellier Aggressive Micro Cap Portfolio and the Navellier Fundamental 'A' Portfolio (each a "Portfolio").

       In approving the continuation of the Advisory Agreement with respect to each Portfolio, the Investment Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the entry into and continuance of the Advisory Agreement is in the interests of each of the Portfolios and its shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Investment Adviser's revenues and costs of providing services to the Funds; and (4) information about the Investment Adviser's personnel.

       In approving the Portfolios' Advisory Agreement, the Board considered the following: (1) the nature, extent and quality of services provided to the Portfolios including the personnel providing services; (2) the Investment Adviser's compensation and profitability; (3) comparison of fees and performance with other advisers; (4) economies of scale; (5) the Investment Adviser's past and future willingness and agreement to waive reimbursement and cap expenses;
(6) the investors' choice and desire for the Investment Adviser's particular investment expertise and investment style; and (7) the terms of the Advisory Agreement. The Board's analysis of these factors is described in detail below.

       NATURE, EXTENT AND QUALITY OF INVESTMENT ADVISER SERVICES. The Board considered the level and depth of knowledge of the Investment Adviser, including the professional experience and qualifications of personnel. In evaluating the quality of services provided by the Investment Adviser, the Board took into account its familiarity with the Investment Adviser's senior management through Board meetings, discussions and reports during the preceding year. The Board took into account the Investment Adviser's willingness to consider and implement organizational and operational changes designed to improve investment results. The Board also took into account the Investment Adviser's compliance policies and procedures. The quality of administrative and other services, including the Investment Adviser's role in coordinating the activities of the Portfolios' other service providers, was also considered. The Board also considered the Investment Adviser's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Trustees concluded that they were satisfied with the nature, extent and quality of services to be continued to be provided to each of the Portfolios under the Advisory Agreement.

       INVESTMENT ADVISER'S COMPENSATION AND PROFITABILITY. The Board reviewed and discussed financial information provided by the Investment Adviser. The Board reviewed and considered the Investment Adviser's predecessor's profitability derived from its relationship with the Fund. The Board determined that the Investment Adviser is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Fund and to satisfy its obligations under the Investment Company Act of 1940 and the advisory agreement. The Board noted that the Investment Adviser has agreed to waive advisory fees and reimburse expenses for the Portfolios indicated below, as had its predecessor. The Trustees also noted that the Investment Adviser derives reputational and other benefits from its association with the Portfolios.

       The Trustees recognized that the Investment Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Portfolio and the entrepreneurial risk that it assumes as Investment Adviser. Based upon their review, the Trustees concluded

                                                     NAVELLIER PERFORMANCE FUNDS

--------------------------------------------------------------------------------

that the Investment Adviser's level of profitability, if any, from its relationship with each Portfolio was reasonable and not excessive.

       EXPENSES AND PERFORMANCE. The Board compared the advisory fees and total expense ratios for the Portfolios with various comparative data, including the industry median and average advisory fees and expense ratios in each Portfolio's respective peer group. The Board also considered the Portfolios' performance results during the three-months, nine-months, 12-months, 3-years annualized and 5-years annualized ended September 30, 2006 and noted that the Board reviews on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also considered the effect of each Portfolio's growth and size on its performance and expenses. The Board further noted that the Investment Adviser's predecessor which consisted of the same personnel has waived advisory fees and/or reimbursed expenses for the Portfolios noted below as necessary to reduce their operating expenses to targeted levels. In reviewing the expense ratios and performance of the Portfolios, the Board also took into account the nature, extent and quality of the services provided by the Investment Adviser, its predecessor and affiliates.

       The Trustees considered, among other data, the specific factors and related conclusions set forth below with respect to each Portfolio:

       NAVELLIER MID CAP GROWTH PORTFOLIO. The Portfolio's advisory fee and total expense ratio were considered reasonable when compared to those of its peer group. The Portfolio's performance by the same personnel of the Investment Adviser as of its predecessor was reviewed for short term and longer term periods. The performance was compared to performance of similar funds in its peer group, as identified by Morningstar. The Board found the performance to be acceptable. The Board took into account management's discussion of the quality of the Investment Adviser's predecessor's performance. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the Portfolio and the other factors considered. The Board noted that the Investment Adviser has agreed to voluntarily reimburse the Portfolio for a portion of the Portfolio's administration and other operating expenses.

       NAVELLIER AGGRESSIVE MICRO CAP PORTFOLIO. The Fund's advisory fee and total expense ratio were generally in line with those of its peer group. The Portfolio's performance by the Adviser's predecessor was reviewed for short term and longer term periods. The performance was compared to performance of similar funds in its peer group, as identified by Morningstar. The Board found the short term and longer term performance to be below that of its peers. The Board took into account management's discussion of the Portfolio's performance and the quality of the Investment Adviser's personnel (which are the same as its predecessor's) and performance, including its plans to improve performance. Based upon their review, the Trustees concluded that the Portfolio's performance matters were being addressed and that the advisory fee was reasonable in light of the high quality of services received by the Portfolio and the other factors considered. The Board also noted the Fund's current asset levels and the fact that the Investment Adviser has agreed to voluntarily reimburse the Portfolio for a portion of the Portfolio's administration and other operating expenses.

       NAVELLIER FUNDAMENTAL 'A' PORTFOLIO. The Portfolio's advisory fee and total expense ratio were considered reasonable when compared to those of its peer group. The Portfolio's performance by the same personnel of the Investment Adviser as of its predecessor was reviewed for short term and longer term periods. The performance was compared to performance of similar funds in its peer group, as identified by Morningstar. The Board found the short-term performance to be below that of its peers, whereas the longer term performance was acceptable. The Board took into account management's discussion of the Portfolio's performance and the quality of the Investment Adviser's predecessor's performance. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the Portfolio and the other factors considered. The Board noted that the Investment Adviser has agreed to voluntarily reimburse the Portfolio for a portion of the Portfolio's administration and other operating expenses.

                                                     NAVELLIER PERFORMANCE FUNDS

--------------------------------------------------------------------------------

       ECONOMIES OF SCALE. The Board considered the effect of each Portfolio's current size and potential growth on its performance and fees. The Board discussed the current level of asset growth of each Portfolio and acknowledged the willingness of the Investment Adviser to continue to reimburse the Portfolios until a certain expense ratio is reached. The Trustees also noted that if a Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than certain other expenses.

       CONCLUSION. In considering entering into these Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. The Trustees evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Investment Adviser, among others: (a) the Investment Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) the Investment Adviser maintains an appropriate compliance program; (c) the performance of each Portfolio by the same personnel is reasonable or satisfactory in relation to the performance of portfolios with similar investment objectives and to relevant indices, or as discussed above, is being addressed; and (d) each Portfolio's advisory expenses are reasonable in relation to those of similar portfolios and to the services to be provided by the Investment Adviser. After full consideration of the above factors, the Trustees, including all of the Independent Trustees, concluded that the current Advisory Agreement for each Portfolio was in the best interest of the Fund and its shareholders.

PROXY VOTING GUIDELINES

       Navellier is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that Navellier uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1-800-887-8671. It is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

       The Trust files a complete listing of portfolio holdings for each Portfolio as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website;
(ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling toll free 1-800-622-1386. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DIVIDENDS RECEIVED DEDUCTION

       For corporate shareholders of the Mid Cap Growth Portfolio, 100% of the total ordinary income paid during the fiscal year ended December 31, 2006, qualifies for the corporate dividends received deduction.

                                                     NAVELLIER PERFORMANCE FUNDS

--------------------------------------------------------------------------------

SUPPLEMENTAL INFORMATION
(UNAUDITED)

Information pertaining to the Trustees and Officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request by calling (800) 887-8671.


-----------------------------------------------------------------------------------------------
NAME
AGE                              NO. OF                                               OTHER
ADDRESS             TERM OF     FUNDS IN                                          TRUSTEESHIPS/
POSITION WITH      OFFICE AND    COMPLEX    PRINCIPAL OCCUPATION(S) DURING PAST   DIRECTORSHIPS
TRUST                TENURE     OVERSEEN                  5 YEARS                   BY TRUSTEE
---------------- ------------- ---------- -------------------------------------- --------------
Louis             President         3      Mr. Navellier is and has been the      1
Navellier*        since May                CEO and Chief Investment Officer of
49                10, 1993                 Navellier & Associates, Inc., an
One East                                   investment management company since
Liberty                                    1988; CEO and President of Navellier
Third Floor                                Management, Inc., an investment
Reno, NV 89501                             management company since May 10,
President                                  1993; CEO and President of Navellier
                                           International Management, Inc., an
                                           investment management company, since
                                           May 10, 1993; CEO and President of
                                           Navellier Securities Corp. since May
                                           10, 1993; CEO and President of
                                           Navellier Fund Management, Inc., an
                                           investment management company, since
                                           November 30, 1995; and has been
                                           editor of the Emerging Growth
                                           newsletter (formerly MPT Review)
                                           from August 1987 to the present and
                                           was publisher and editor of the
                                           predecessor investment advisory
                                           newsletter OTC Insight, which he
                                           began in 1980 and wrote through July
                                           1987. Mr. Navellier is also the
                                           editor of the Blue Chip Growth,
                                           Quantum Growth and Global Growth
                                           newsletters.
---------------- ------------- ---------- -------------------------------------- --------------
Arnold Langsen    Trustee           3      Professor Langsen is currently         None
87                since 1995               retired. He was Professor Emeritus
c/o Navellier                              of Financial Economics, School of
Funds                                      Business, California State
One East                                   University at Hayward (1973-1992);
Liberty                                    Visiting Professor, Financial
Third Floor                                Economics, University of California
Reno, NV 89501                             at Berkeley (1984-1987).
Trustee
---------------- ------------- ---------- -------------------------------------- --------------
Barry Sander      Trustee           3      Currently retired as of December 1,    1
58                since 1995               1998, formerly he was the President
c/o Navellier                              and CEO of Ursa Major Inc., a
Funds                                      stencil manufacturing firm, and had
One East                                   been for the past nine years.
Liberty
Third Floor
Reno, NV 89501
Trustee
---------------- ------------- ---------- -------------------------------------- --------------
Joel Rossman      Trustee           3      Currently retired as of March 15,      1
57                since 1995               1998. Formerly he was President and
c/o Navellier                              CEO of Personal Stamp Exchange,
Funds                                      Inc., a manufacturer, designer and
One East                                   distributor of rubber stamp
Liberty                                    products. He had been President and
Third Floor                                CEO of Personal Stamp Exchange for
Reno, NV 89501                             the preceding 10 years.
Trustee
---------------- ------------- ---------- -------------------------------------- --------------
Jacques           Trustee           3      Professor of Business                  1
Delacroix         since 1995               Administration, Leavy School of
64                                         Business, Santa Clara University
c/o Navellier                              (1983-present).
Funds
One East
Liberty
Third Floor
Reno, NV 89501
Trustee
---------------- ------------- ---------- -------------------------------------- --------------
Arjen Kuyper*     Treasurer         3      Mr. Kuyper is COO and President of     None
50                since 1995               Navellier & Associates,  Inc. and
One East                                   has been since September 1, 1998.
Liberty                                    Prior to that he was operations
Third Floor                                manager for Navellier & Associates,
Reno, NV 89501                             Inc. since 1992 and operations
Treasurer                                  manager for Navellier Management,
                                           Inc. and for Navellier Securities
                                           Corp., since 1993.
---------------- ------------- ---------- -------------------------------------- --------------


*Interested Person

Each Trustee will hold office until the Trust's next special meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal.

                 (This page has been left blank intentionally.)

TRANSFER AGENT                           DISTRIBUTOR                          INVESTMENT ADVISOR

Integrated Investment Services, Inc.     IFS Fund Distributors, Inc.          Navellier & Associates, Inc.
P.O. Box 5354                            303 Broadway, Suite 1100             One East Liberty, Third Floor
Cincinnati, Ohio 45201                   Cincinnati, Ohio 45202               Reno, Nevada 89501

800-622-1386 E.S.T.                                                           800-887-8671 P.S.T.

Item 2.   Codes of Ethics

      (a),(b) Registrant, The Navellier Performance Funds, has a Code of Ethics. Navellier & Associates, Inc., the Registrant's current Investment Advisor, also has a Code of Ethics. Both of those Codes of Ethics apply to The Navellier Performance Funds' principal executive officer and principal financial officer, Louis G. Navellier, and to The Navellier Performance Funds' principal accounting officer and comptroller, Arjen Kuyper, or to persons performing similar functions for The Navellier Performance Funds.

          (c), (d) There have been no material amendments to those Codes of Ethics during the last fiscal year.

      (e) N/A. See subparagraphs (c) and (d) above.

      (f) (3) The Navellier Performance Funds undertakes and agrees to provide to any person, without charge, upon request, a copy of such Codes of Ethics upon receiving a written or electronic request which provides a name and address or location to which the person requests that copies of the codes of ethics be sent.

Item 3.   Audit Committee Financial Expert

      (a)(1)(i) The Navellier Performance Funds has at least one audit committee financial expert serving on its audit committee.

      (a)(2) That person is Arnold Langsen and he is an independent audit committee financial expert. Mr. Langsen was professor of financial economics at California State University at Hayward from 1979 - 1992 and has substantial experience teaching, reviewing and assessing companies' financial statements. The audit committee also has an interested audit committee financial expert who is Louis Navellier. Mr. Navellier has been giving investment advice for over 20 years based in part on the review and assessment of companies' financial statements and has since 1994 reviewed and assessed the financial statements for the mutual funds he manages.

Item 4.   Principal Accountant Fees and Services

      (a) Audit Fees. The aggregate fees billed to The Navellier Performance Funds for each of the last two fiscal years for the audit of The Navellier Performance Funds annual financial statements and services normally provided by an accountant in connection with statutory and regulatory filings were as follows: The aggregate fees for fiscal 2005 were $40,500. The aggregate fees for audit services for fiscal 2006 were $40,500.

      (b) Audit Related Fees. There were no fees billed for each of the last two fiscal years for assurance and related services by the principal accountant related to audits not reported under subparagraph (a) above for 2004 or for 2005.

      (c) Tax Fees. The aggregate fees billed by The Navellier Performance Funds' principal accountant for tax compliance, tax advice or tax planning for 2005 were $5,000 and for 2006 were $5,000.

      (d) All Other Fees. There were no other fees billed by The Navellier Performance Funds' principal accountant for other services for 2005 or 2006.

      (e)(1) The audit committee's pre-approval policies and procedures were as follows: The audit committee (consisting of the entire Board of Trustees) approves the hiring of the accountant or accounting firm to perform the registrant's audit and or non audit services pursuant to procedures and policies pre-approved by the audit committee which call for the accounting firm to perform the audit or non audit services in conformance with federal securities laws and regulations.

       If there are any non audit services which the accountant or accounting firm perform for the registrant's investment advisor or its related entities, the audit committee also pre-approves those services if the engagement relates directly to the operations and financial reporting of the registrant.

       (e)(2)  N/A

       (f) N/A

       (g) $9,000 for 2005
           $6,000 for 2006

       (h) See Item 4, paragraph (e)(1).

Item 5.    Audit Committee of Listed Registrants

      The Audit Committee is not a separately designated standing committee. It consists of all members of the Board of Trustees, (i.e., Barry Sander, Joel E. Rossman, Arnold Langsen and Jacques Delacroix.) and Louis G. Navellier.

Item 6.    Reserved (See Item 1)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        N/A

Item 8.    Portfolio Management of Closed - End Management Investment Companies

        N/A

Item 9. Purchases of Equity Securities By Closed - End Management Investment Company and Affiliated Purchases

        N/A

Item 10.   Submission of Matters to a Vote of Security Holders

      There were no changes to Procedures for recommending nominees to the Board of Trustees.

Item 11.   Controls and Procedures

      (a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

      (b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal year-end that have materially affected, or are reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 12.   Exhibits

      (a)(1) N/A The Codes of Ethics are available on request.

      (a)(2) A separate Certification by Louis Navellier is attached hereto as
Exhibit 1. A separate Certification by Arjen Kuyper is attached hereto as
Exhibit 2.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    THE NAVELLIER PERFORMANCE FUNDS



Date:  March 9, 2007                By  /s/ Louis G. Navellier
                                        --------------------------------------
                                        Louis G. Navellier
                                        Principal Executive Officer



      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    THE NAVELLIER PERFORMANCE FUNDS



Date:  March 9, 2007                By  /s/ Louis G. Navellier
                                        --------------------------------------
                                        Louis G. Navellier
                                        Principal Executive Officer


                                    THE NAVELLIER PERFORMANCE FUNDS



Date:  March 9, 2007                By  /s/ Louis G. Navellier
                                        --------------------------------------
                                        Louis G. Navellier
                                        Principal Financial Officer